121 State Street Albany, New York 12207 ------ Administration Office: PO Box 750497 Topeka, KS 66675-0497

September 9, 2022

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333‑89236 and 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	August 17, 2022
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 19, 2022
The Alger Portfolios	0000832566	August 26, 2022
Allspring Variable Trust	0001081402	September 1, 2022
ALPS Variable Investment Trust	0001382990	August 31, 2022
American Century Variable Portfolios, Inc.	0000814680	August 24, 2022
American Century Variable Portfolios II, Inc.	0001124155	August 24, 2022
American Funds Insurance Series	0000729528	August 31, 2022
BlackRock Variable Series Funds, Inc.	0000355916	August 25, 2022
BlackRock Variable Series Funds II, Inc.	0001738072	August 25, 2022
BNY Mellon Investment Portfolios	0001056707	August 10, 2022
BNY Mellon Stock Index Fund, Inc.	0000846800	August 10, 2022
BNY Mellon Variable Investment Fund	0000813383	August 10, 2022
Deutsche DWS Variable Series I	0000764797	August 22, 2022
Deutsche DWS Variable Series II	0000810573	August 22, 2022
Eaton Vance Variable Trust	0001121746	August 25, 2022
Federated Hermes Insurance Series	0000912577	August 23, 2022
Franklin Templeton Variable Insurance Products Trust	0000837274	August 29, 2022
Goldman Sachs Variable Insurance Trust	0001046292	August 24, 2022
Guggenheim Variable Funds Trust	0000217087	September 6, 2022
Ivy Variable Insurance Portfolios	0000810016	September 7, 2022

Securities and Exchange Commission
September 9, 2022
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Janus Aspen Series	0000906185	August 29, 2022
JPMorgan Insurance Trust	0000909221	August 25, 2022
Legg Mason Partners Variable Income Trust	0000874835	August 26, 2022
Lord Abbett Series Fund, Inc.	0000855396	August 25, 2022
MFS Variable Insurance Trust	0000918571	August 18, 2022
MFS Variable Insurance Trust II	0000719269	August 18, 2022
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	August 26, 2022
Neuberger Berman Advisers Management Trust	0000736913	August 23, 2022
Northern Lights Variable Trust	0001352621	August 17, 2022 September 7, 2022 September 8, 2022
PIMCO Variable Insurance Trust	0001047304	August 29, 2022
Pioneer Variable Contracts Trust	0000930709	September 6, 2022
Putnam Variable Trust	0000822671	August 26, 2022
Rydex Variable Trust	0001064046	September 6, 2022
T. Rowe Price Equity Series, Inc.	0000918294	August 22, 2022
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 22, 2022
Third Avenue Variable Series Trust	0001089107	August 25, 2022
Two Roads Shared Trust	0001552947	September 8, 2022
Unified Series Trust	0001199046	September 7, 2022
VanEck VIP Trust	0000811976	September 2, 2022
Vanguard Variable Insurance Funds	0000857490	August 29, 2022
Variable Insurance Products Fund	0000356494	August 19, 2022
Variable Insurance Products Fund II	0000831016	August 19, 2022
Variable Insurance Products Fund III	0000927384	August 19, 2022
Variable Insurance Products Fund IV	0000720318	August 19, 2022
Variable Insurance Products Fund V	0000823535	August 19, 2022
Virtus Variable Insurance Trust	0000792359	September 1, 2022
Voya Investors Trust	0000837276	September 1, 2022
Voya Variable Products Trust	0000916403	September 1, 2022

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Deputy General Counsel
   and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York